Shareholders' Equity - Additional Information (Detail) € / shares in Units, $ in Millions								3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 04, 2016 USD ($)	Mar. 04, 2016 EUR (€) € / shares	Apr. 15, 2015 USD ($)	Apr. 15, 2015 EUR (€) € / shares	Apr. 16, 2014 USD ($)	Apr. 16, 2014 EUR (€) € / shares	Dec. 31, 2013 shares	Sep. 30, 2013 € / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2015 EUR (€) € / shares shares	Dec. 31, 2014 € / shares shares
Class Of Stock [Line Items]
Authorized share capital amount | €													€ 40,000,000
Common and special voting shares										$ 25			€ 18,000,000
Common stock, shares authorized										2,000,000,000			2,000,000,000
Common shares, shares outstanding								1,350,073,530	1,348,867,772	1,362,048,989		1,350,073,530	1,362,048,989	1,355,319,640
Common shares, par value | € / shares									€ 0.01				€ 0.01	€ 0.01
Special voting shares, shares issued									474,474,276	413,249,206			413,249,206
Special voting shares, shares authorized										2,000,000,000			2,000,000,000
Special voting shares, per share par value | € / shares									€ 0.01
Voting Right										In order to reward long-term ownership of CNH Industrial common shares and promote stability of CNH Industrial’s shareholder base, CNH Industrial’s Articles of Association provide for a loyalty voting structure that grants eligible long-term shareholders the equivalent of two votes for each CNH Industrial N.V. common share that they hold, through the issuance of special voting shares.
Common Shares, Registered										Three years
Capital increase								1,205,758		6,729,349	5,246,110
Dividend declared per share | € / shares					€ 0.20		€ 0.20
Dividend declared amount				$ 291	€ 272,000,000	$ 375	€ 271,000,000			$ 292	$ 378	$ 366
Dividends Payable, Date to be Paid				Apr. 30, 2015	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2014
Subsequent Event [Member]
Class Of Stock [Line Items]
Dividend declared per share | € / shares			€ 0.13
Dividend declared amount		$ 195	€ 177,000,000
Special Voting Shares [Member]
Class Of Stock [Line Items]
Special Voting Shares										Shares will become “Qualifying Common Shares” and the relevant shareholder will be entitled to receive one special voting share for each such Qualifying Common Share.
Retirement of special voting shares								5,479,890		2,150,297	53,594,883
CNH Global N.V. [Member]
Class Of Stock [Line Items]
Common shares, shares outstanding	[1]								126,307,525
Special voting shares, shares issued	[2]								23,212,193
Common shares, shares issued									1,348,867,772
Share exchange ratio with new entity									3.828	3.828
Fiat Industrial [Member]
Class Of Stock [Line Items]
Common shares, shares outstanding	[1]								1,222,560,247
Common shares, par value | € / shares									€ 1.57
Special voting shares, shares issued	[2]								451,262,083
Common shares, shares issued									1,222,568,882
Share exchange ratio with new entity									1

[1]	Allotted on the basis of the established exchange ratios of one common share of CNH Industrial N.V. for each share of Fiat Industrial S.p.A. and 3.828 common shares of CNH Industrial N.V for each share of CNH Global N.V.
[2]	Allotted to eligible Fiat Industrial N.V. and CNH Global N.V. shareholders who had elected to receive special voting shares.